Compensation Plan - Additional Information (Detail) (Performance Shares [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance units vest period	44 months
Performance units, expiration date	Mar. 31, 2014
Proceed from sale of common stock	$ 875
Share based compensation authorized	87,500,000
Share based compensation granted	35,875,000
Share based compensation forfeited	8,750,000
Share based compensation vested	38,937,500	37,187,500
Share based compensation outstanding	64,312,500	37,187,500
Grant date fair value of performance units	0	0	0	0	0
Cash distributions	$ 305.3